UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: October 31, 2016

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund

Edgewood Growth Fund

Annual Report	October 31, 2016

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-791-4226; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016
(Unaudited)

Dear Shareholders:

The Fund’s performance was +2.15% (Institutional Shares) and +1.77% (Retail Shares) for the trailing twelve months ended October 31, 2016. The performance of the S&P 500 Growth Index was +2.66% and the S&P 500 Total Return Index (including dividends) was +4.51% in the same period of time. Looking at the trailing six month period ended October 31, 2016, the Fund was +6.61% (Institutional Shares) and +6.46% (Retail Shares). In the same six month period, the S&P 500 Growth Index was +4.90% and the S&P 500 Total Return Index was +4.06%.

Over the past twelve months, the top portfolio contributors were Amazon.com Inc., ARM Holdings PLC, S&P Global Inc., Facebook Inc., and Equinix Inc. Amazon continues to grow both its online retail and Amazon Web Services businesses faster and more profitably than most thought over a year ago. While the stock has been a strong performer, we expect the company to continue innovating and growing at a very rapid clip. ARM Holdings was purchased by Softbank at a very attractive premium, most likely in recognition of what we saw in the company, namely dominance in IOT (Internet of Things), global smart phone growth and data centers. Basically, we were paid a lot faster on this investment than we had anticipated. S&P Global Inc. performed well due to a number of factors including the resilience of global debt issuance in the face of negative macroeconomic headlines such as Brexit, the strength in its non-ratings businesses such as Platts and the Index business, and the operational efficiencies CEO Doug Peterson has pursued. Facebook continues to benefit from the continued shift in advertising dollars from traditional media to digital media, especially mobile, as well as from the harvesting of profits from recently acquired assets such as Instagram. Equinix continues to benefit from the move of enterprises’ IT spending to the cloud which has created faster revenue growth than the market anticipated.

The top five portfolio detractors in the twelve months ended October 31, 2016 were Alliance Data Systems Corp., Gilead Sciences Inc., Cognizant Technology Solutions Corp., Celgene Corp., and Nike Inc. Alliance Data’s credit quality has declined slightly, which has been a bit of a drag on earnings growth. We believe this slight decline is coming to an end and the stock should begin to act better over the next year. Gilead has not performed well for several reasons. The first is because we underestimated the level of hepatitis C therapy discounting and secondly the level of political rhetoric and negative headlines surrounding the healthcare industry put pressure on the group. Cognizant Technology Solutions Corp., self-reported a potential violation of the Foreign Corrupt Practices Act earlier this year which sparked a significant decline in the stock price. Subsequent to reporting its third quarter earnings, Cognizant Technology Solutions Corp., confirmed our assumption the violation was not material and should not affect past or future contracts. The

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016
(Unaudited)

company remains extremely well positioned to help companies manage the digital transformation. Celgene’s stock has also gotten caught up in the political headlines but we believe the underlying business is as robust as ever. We think the prevailing Wall Street earnings estimates for the company will prove to be low. Nike has faced improved competition from Adidas and continued pressure from Under Armour as well as a few of its own product missteps. The company is in the middle of new product introductions which should reinvigorate sales growth. It remains one of the most dominant brands that we know, with a proven management team led by CEO Mark Parker.

As the USA gets past the election season, we think the underlying economic growth is much the same as it has been for several years now. We would characterize this growth as muted but positive. We continue to believe that the worldwide growth prospect is much the same. As you have seen us write numerous times, we think our main job is to have a portfolio of companies that we think will grow earnings per share between 15-20% per annum, and to pay a reasonable multiple for that earnings growth. If we can continue to do this, we believe portfolio performance should be good long term.

As for interest rates, we got one rate hike last December and we think there will be another this December. We continue to believe that the pace of rate hikes will be gradual and probably pretty well telegraphed.

Sincerely,

Edgewood Management LLC

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016
(Unaudited)

Definition of Comparative Indices

The S&P 500 Growth Index is a market capitalization weighted index consisting of those stocks within the S&P 500 Index that exhibit strong growth characteristics.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The “S&P 500” is one of the most widely used benchmarks of U.S. equity performance.

Mutual fund investing involves risk, including loss of principal. The Edgewood Growth Fund is a non-diversified fund.

Performance Through October 31, 2016

Fund	Ticker	Three Months	One Year	Five Years*	Ten Years*	Since Inception*
Edgewood Growth Fund, Institutional Shares	EGFIX	-0.80%	2.15%	15.76%	9.10%	8.99%
Edgewood Growth Fund, Retail Shares	EGFFX	-0.87%	1.77%	15.55%	8.81%	8.68%

*	Annualized

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost and current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, please call 800-791-4226. Expense ratios are: Institutional class 1.00% (net); 1.09% (gross); Retail class 1.39% (net); 1.48% (gross) as of the prospectus dated March 1, 2016. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Institutional Shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding an amount equal to the management fees payable to the Adviser through February 28, 2017. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Retail Shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to an amount equal to the sum of the management fees, and, to the extent incurred, distribution (12b-1) fees and shareholder servicing fees, until February 28, 2017. The Inception date of the Fund is February 28, 2006.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016

Comparison of Change in the Value of a $10,000 Investment in the Edgewood Growth Fund, Institutional and

Retail Shares, versus the S&P 500 Growth Index and the S&P 500 Index

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2016(1)
	One Year Return	5 Year Return	10 Year Return	Inception to Date*
Institutional Shares	2.15%	15.76%	9.10%	8.99%
Retail Shares	1.77%	15.55%	8.81%	8.68%
S&P 500 Growth Index	2.66%	13.99%	8.27%	8.36%
S&P 500 Index	4.51%	13.57%	6.70%	7.11%

*Commenced operations on February 28, 2006.

(1) If the Adviser had not limited certain expenses, the Fund’s total returns would have been lower.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 3.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016

SECTOR WEIGHTINGS (Unaudited)†:

 †   Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.7%

	Shares	Value

BUSINESS SERVICES — 18.1%
Alliance Data Systems Corp	1,110,399	$227,043,284
Cognizant Technology Solutions Corp., Cl A*	4,883,509	250,768,187
IHS Markit Ltd.*	6,900,113	253,855,157
Visa Inc., Cl A	5,086,811	419,712,776

		1,151,379,404

CONSUMER DISCRETIONARY — 19.0%
Amazon.com Inc.*	568,891	449,321,490
Netflix Inc.*	1,349,504	168,512,565
Nike Inc., Cl B	4,766,885	239,202,289
The Priceline Group Inc. *	240,248	354,180,809

		1,211,217,153

FINANCIALS — 12.5%
Charles Schwab Corp.	7,881,414	249,840,824
CME Group, Cl A	2,396,047	239,844,305
S&P Global Inc.	2,517,606	306,770,291

		796,455,420

HEALTH CARE — 17.0%
Allergan PLC*	828,217	173,047,660
Celgene Corp.*	4,300,048	439,378,904
Illumina Inc.*	2,124,578	289,240,049
Intuitive Surgical Inc. *	270,333	181,685,403

		1,083,352,016

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — 19.8%
Alphabet Inc., Cl A*	418,560	$338,991,744
Alphabet Inc., Cl C*	130,284	102,213,009
Facebook Inc., Cl A*	2,731,566	357,807,830
NVIDIA Corp	2,065,298	146,966,606
PayPal Holdings *	7,621,138	317,496,609

		1,263,475,798

MATERIALS — 2.4%
Ecolab Inc.	1,340,526	153,047,853

REAL ESTATE — 8.9%
American Tower Corp., Cl A REIT	2,647,057	310,208,610
Equinix Inc. REIT	728,042	260,114,846

		570,323,456

TOTAL COMMON STOCK (Cost $4,519,018,963)		6,229,251,100

SHORT TERM INVESTMENT — 2.3%

Fidelity Institutional Money Market Funds - Government Portfolio, Cl I, 0.270%(A) (Cost $148,682,198)	148,682,198	148,682,198

TOTAL INVESTMENTS — 100.0% (Cost $4,667,701,161)		$6,377,933,298

Percentages are based on Net Assets of $6,378,532,752.

(A)	The rate reported is the 7-day effective yield as of October 31, 2016.
*	Non-income producing security.

Cl — Class

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016

As of October 31, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $4,667,701,161)	$6,377,933,298
Receivable for Capital Shares Sold	41,028,069
Dividends Receivable	32,803
Prepaid Expenses	67,027

Total Assets	6,419,061,197

Liabilities:
Payable for Investment Securities Purchased	27,808,476
Payable for Capital Shares Redeemed	6,998,749
Payable due to Adviser	4,970,486
Payable due to Administrator	259,553
Distribution Fees Payable (Retail Shares)	64,729
Payable due to Shareholder Servicing Agent (Retail Shares)	6,908
Payable due to Trustees	3,938
Chief Compliance Officer Fees Payable	2,079
Other Accrued Expenses	413,527

Total Liabilities	40,528,445

Net Assets	$6,378,532,752

Net Assets Consist of:
Paid-in Capital	$4,562,001,007
Accumulated Net Investment Loss	(16,164,070)
Accumulated Net Realized Gain on Investments	122,463,678
Net Unrealized Appreciation on Investments	1,710,232,137

$6,378,532,752

Net Asset Value, Offering and Redemption Price Per Share- Institutional Shares ($6,069,112,255 ÷ 270,768,193 shares)	$22.41

Net Asset Value, Offering and Redemption Price Per Share- Retail Shares ($309,420,497 ÷ 14,234,888 shares)	$21.74

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
FOR THE YEAR ENDED
OCTOBER 31, 2016

STATEMENT OF OPERATIONS

Investment Income
Dividend Income	$37,700,182
Income from Securities Lending	132,880

Total Investment Income	37,833,062

Expenses
Investment Advisory Fees	56,502,294
Administration Fees	2,797,965
Distribution Fees (Retail Shares)	752,774
Shareholder Servicing Fees (Retail Shares)	421,015
Trustees’ Fees	14,625
Chief Compliance Officer Fees	6,097
Transfer Agent Fees	1,122,674
Registration Fees	245,504
Custodian Fees	220,020
Printing Fees	202,156
Professional Fees	56,814
Insurance and Other Expenses	45,847

Total Expenses	62,387,785

Less:
Waiver of Investment Advisory Fees*	(4,697,353)
Fees Paid Indirectly	(22,294)

Net Expenses	57,668,138

Net Investment Loss	(19,835,076)

Net Realized Gain on Investments	153,151,577
Net Change in Unrealized Appreciation (Depreciation) on Investments	56,193,941

Net Realized and Unrealized Gain on Investments	209,345,518

Net Increase in Net Assets Resulting from Operations	$189,510,442

*	See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2016	Year Ended October 31, 2015
Operations:
Net Investment Loss	$(19,835,076)	$(5,246,753)
Net Realized Gain on Investments	153,151,577	172,703,094
Net Change in Unrealized Appreciation (Depreciation) on Investments	56,193,941	316,601,722

Net Increase in Net Assets Resulting from Operations	189,510,442	484,058,063

Dividends and Distributions to Shareholders:
Dividends from Net Investment Income:
Institutional Shares	(896,051)	—
Distributions from Net Realized Gains:
Institutional Shares	(149,588,491)	(159,964,071)
Retail Shares	(9,844,840)	(10,466,226)

Total Distributions	(160,329,382)	(170,430,297)

Capital Share Transactions:(1)
Institutional Shares
Issued	2,583,994,500	1,569,055,347
Reinvestment of Distributions	123,929,889	128,557,809
Redeemed	(1,426,635,087)	(645,073,997)(2)

Net Institutional Shares Transactions	1,281,289,302	1,052,539,159

Retail Shares
Issued	154,122,614	120,682,876
Reinvestment of Distributions	9,711,824	10,334,432
Redeemed	(147,000,312)	(60,302,919)

Net Retail Shares Transactions	16,834,126	70,714,389

Net Increase in Net Assets from Share Transactions	1,298,123,428	1,123,253,548

Total Increase in Net Assets	1,327,304,488	1,436,881,314

Net Assets:
Beginning of Year	5,051,228,264	3,614,346,950

End of Year (including accumulated net investment loss of $16,164,070 and $1,443,999, respectively)	$6,378,532,752	$5,051,228,264

Amounts designated as “—” are $0.

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.
(2)	Includes redemption as a result of an in-kind redemption (see Note 12).

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Institutional Shares
	Year Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Year	$22.67	$21.35	$17.46	$13.33	$11.86

Income (Loss) from Operations:
Net Investment Income (Loss)(1)	(0.07)	(0.02)	(0.04)	(0.01)	—
Net Realized and Unrealized Gain	0.52	2.34	4.16	4.17	1.47

Total from Operations	0.45	2.32	4.12	4.16	1.47

Dividends and Distributions:
Net Investment Income	(0.00)*	—	—	(0.03)	—
Net Realized Gain	(0.71)	(1.00)	(0.23)	—	—

Total Distributions	(0.71)	(1.00)	(0.23)	(0.03)	—

Net Asset Value, End of Year	$22.41	$22.67	$21.35	$17.46	$13.33

Total Return†	2.15%	11.37%	23.89%	31.24%	12.39%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$6,069,112	$4,753,281	$3,403,172	$2,348,571	$1,651,696
Ratio of Expenses to Average Net Assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.08%	1.09%	1.10%	1.11%	1.13%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.33)%	(0.10)%	(0.20)%	(0.06)%	0.01%
Portfolio Turnover Rate	31%	24%	41%	40%	38%

†

Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Calculated using average shares.
*	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Retail Shares
	Year Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Year	$22.09	$20.91	$17.13	$13.03	$11.61

Income (Loss) from Operations:
Net Investment Income (Loss)(1)	(0.15)	(0.10)	(0.10)	(0.07)	(0.05)
Net Realized and Unrealized Gain	0.51	2.28	4.11	4.17	1.47

Total from Operations	0.36	2.18	4.01	4.10	1.42

Dividends and Distributions:
Net Investment Income	—	—	—	—	—
Net Realized Gain	(0.71)	(1.00)	(0.23)	—	—

Total Distributions	(0.71)	(1.00)	(0.23)	—	—

Net Asset Value, End of Year	$21.74	$22.09	$20.91	$17.13	$13.03

Total Return†	1.77%	10.92%	23.71%	31.47%	12.23%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$309,421	$297,947	$211,175	$164,324	$122,930
Ratio of Expenses to Average Net Assets	1.39%	1.39%	1.35%	1.41%	1.39%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.47%	1.48%	1.45%	1.53%	1.52%
Ratio of Net Investment Loss to Average Net Assets	(0.71)%	(0.49)%	(0.53)%	(0.45)%	(0.37)%
Portfolio Turnover Rate	31%	24%	41%	40%	38%

†

Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016

NOTES TO THE FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the Edgewood Growth Fund (the “Fund”) which offers two classes of shares: Institutional Shares and Retail Shares. The Fund is non-diversified and its investment objective is to provide long-term growth of capital. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016

designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured.

All investment companies held in the Fund’s portfolio are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2016, there were no securities valued in accordance with the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2016, there have been no significant changes to the Fund’s fair value methodologies.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

Investments in REITs — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — The Fund may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time of the repurchase agreement is entered into are rated in the highest category by a nationally recognized

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016

statistical rating organization (“NRSRO”) or unrated securities that are of comparable quality to securities that at rated in the highest category by an NRSRO, as determined by the Advisor. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization and/or retention of the collateral by the Funds may be delayed or limited.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2016, the Fund did not incur any interest or penalties.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by the Fund.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2016, the Fund paid $2,797,965 for these services.

The Fund has adopted the Distribution Plan (the “Plan”) for the Retail Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Shares of the Fund.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”) for the Retail Shares. Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Retail Shares, subject to the arrangement for provision of shareholder and administrative services. For the year ended October 31, 2016, the Fund’s Retail Shares incurred $421,015 of shareholder servicing fees, an effective rate of 0.14%.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the year ended October 31, 2016, the Fund earned cash management credits of $22,294 which were used to offset transfer agent expenses. This amount is listed as “Fees Paid Indirectly” on the Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Edgewood Management LLC (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep the Institutional Shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding an amount equal to the management fees payable to the Adviser through February 28, 2017. The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep the Retail Shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to an amount equal to the sum of the management fees, and, to the extent incurred, distribution (12b-1) fees and shareholder servicing fees, until February 28, 2017.

6.	Share Transactions:

	Year Ended October 31, 2016	Year Ended October 31, 2015
Share Transactions:
Institutional Shares
Issued	121,427,346	74,133,501
Reinvested	5,784,626	6,274,173
Redeemed	(66,081,756)	(30,152,897	)(1)

Net Institutional Shares Transactions	61,130,216	50,254,777

Share Transactions:
Retail Shares
Issued	7,463,409	5,783,326
Reinvested	466,018	515,948
Redeemed	(7,182,209)	(2,912,899)

Net Retail Shares Transactions	747,218	3,386,375

Total Net Increase in Share Transactions	61,877,434	53,641,152

(1)	Includes redemption as a result of an in-kind redemption (see Note 12).

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016

7.	Investment Transactions:

For the year ended October 31, 2016, the Fund made purchases of $2,790,006,346 and sales of $1,705,972,640 of investment securities other than long-term U.S. Government and short-term securities. The Fund had no purchases or sales of long-term U.S. Government securities.

8.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to net operating losses, equalization distribution and real estate investment trust adjustments have been reclassified to (from) the following accounts:

Increase (Decrease) Paid-in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain/(Loss)
$6,032,819	$6,011,056	$(12,043,875)

The tax character of dividends and distributions declared during the fiscal year ended October 31, 2016 and 2015 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2016	$896,051	$159,433,331	$ 160,329,382
2015	$8,722,566	$161,707,731	$ 170,430,297

As of October 31, 2016, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Long-Term Capital Gain	$138,403,979
Late-Year Loss Deferral	(16,164,070)
Other Temporary Differences	(3)
Unrealized Appreciation	1,694,291,839

Total Net Distributable Earnings	$1,816,531,745

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016

Late-Year Loss Deferrals represent ordinary losses realized on investment transactions from January 1, 2016 through October 31, 2016, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2016 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

$4,683,641,459	$1,771,728,115	$(77,436,276)	$1,694,291,839

9.	Concentration/Risks:

The Fund’s investment strategy often results in a core group of stocks of companies that it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10.	Loans of Portfolio Securities:

The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in Tri-Party Repurchase Agreement. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. The securities lending agent (BNP Paribas Securities Services) and the Fund pays interest in the form of a premium with the remainder being retained by the Fund. The Fund records securities lending income net of such allocations. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016

borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. In the event of default, the Fund may use the collateral received to offset the position on the loan not returned by the borrower. As of October 31, 2016, the fund had no securities on loan.

11.	Other:

At October 31, 2016, 40% of Institutional and 87% of Retail total shares outstanding were held by 3, and 2 record shareholders, respectively, each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

12.	In-Kind Transfer of Securities:

During the year ended October 31, 2015, the Fund issued and redeemed shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.

Transaction Date	Institutional Shares Issued/(Redeemed)	Value	Gain

01/07/15	$(59,330)	$(1,184,219)	$602,381

05/06/15	1,044,197	21,802,829	–

13.	Regulatory Matters:

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

14.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund and Shareholders of Edgewood Growth Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Edgewood Growth Fund (one of the series constituting The Advisors’ Inner Circle Fund (the “Trust”)) as of October 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Edgewood Growth Fund (one of the series constituting The Advisors’ Inner Circle Fund) at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 23, 2016

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund’s gross income, directly reduce the investment return of a mutual fund. A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2016 to October 31, 2016).

The table on the next page illustrates your Fund’s costs in two ways.

●

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period.”

●

Hypothetical 5% return. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	5/01/16	10/31/16	Ratios	Period*

Actual Fund Return
Institutional Shares	$1,000	$1,066.10	1.00%	$5.19
Retail Shares	1,000	1,064.60	1.36	7.06

Hypothetical 5% Return
Institutional Shares	$1,000	$1,020.11	1.00%	$5.08
Retail Shares	1,000	1,018.30	1.36	6.90

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

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THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Messrs. Nesher and Doran are Trustees who may

Name and Year of Birth	Position with Trust and length of Time Served[1]	Principal Occupation in the Past Five Years

INTERESTED TRUSTEES[3] [4]
ROBERT A. NESHER (Born: 1946)	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.
WILLIAM M. DORAN (Born: 1940)	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.
INDEPENDENT TRUSTEES[4]
JOHN K. DARR (Born: 1944)	Trustee (Since 2008)	Retired. Chief Executive Officer, Office of Finance, Federal Home Loan Banks, from 1992 to 2007.
JOSEPH T. GRAUSE, JR. (Born: 1952)	Trustee (Since 2011)	Self-Employed Consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.

1	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
2	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.
3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016

be deemed to be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-791-4226. The following chart lists Trustees and Officers as of October 31, 2016.

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, The Advisors’ Inner Circle Fund III, Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments – Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of Federal Home Loan Bank of Pittsburgh, Meals on Wheels, Lewes/Rehoboth Beach and West Rehoboth Land Trust.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of The Korea Fund, Inc.

4	Trustees oversee 56 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name and Year of Birth	Position with the Trust and Length of Time Served[1]	Principal Occupation During the Past Five Years
INDEPENDENT TRUSTEES (continued)[3]
MITCHELL A. JOHNSON	Trustee (Since 2005)	Retired. Private Investor since 1994.
(Born: 1942)

BETTY L. KRIKORIAN (Born: 1943)	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. from 2008-2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.
BRUCE R. SPECA (Born: 1956)	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.
GEORGE J. SULLIVAN, JR. (Born: 1942)	Trustee Lead Independent Trustee (Since 1999)	Retired since 2012. Self-Employed Consultant, Newfound Consultants Inc., 1997 to 2011.
OFFICERS
MICHAEL BEATTIE	President	Director of Client Service, SEI Investments Company, since 2004.
(Born: 1965)	(since 2011)
STEPHEN CONNORS (Born: 1984)	Treasurer, Controller and Chief Financial Officer (since 2015)

Director, SEI Investments, Fund Accounting since 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014. Audit Supervisor, BBD, LLP (formerly Briggs, Bunting & Dougherty, LLP), from 2007 to 2011.

1	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
2	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.
3	Trustees oversee 56 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.

Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Member of the independent review committee for SEI’s Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation During the Past Five Years

OFFICERS (continued)
DIANNE M. DESCOTEAUX (Born: 1977)	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.
RUSSELL EMERY (Born: 1962)	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from June 2007 to September 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, The Advisors’ Inner Circle Fund III, Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of SEI Opportunity Fund, L.P. until 2010. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016.
LISA WHITTAKER (Born: 1978)	Vice President and Assistant Secretary (Since 2013)	Attorney, SEI Investments Company (2012-present). Associate Counsel and Compliance Officer, The Glenmede Trust Company, N.A. (2011-2012). Associate, Drinker Biddle & Reath LLP (2006-2011).
JOHN Y. KIM (Born: 1981)	Vice President and Assistant Secretary Since 2014)	Attorney, SEI Investments Company (2014-present). Associate, Stradley Ronon Stevens & Young, LLP (2009-2014).
BRIDGET E. SUDALL (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2015)

Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners from April 2011 to March 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners from 2007 to 2011.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
OCTOBER 31, 2016

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an October 31, 2016, tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016, tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2016, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)

99.46%	0.54%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Advisors’ Inner Circle Fund — Edgewood Growth Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2016. Complete information will be computed and reported with your 2016 Form 1099-DIV.

Edgewood Growth Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-800-791-4226

Investment Adviser:

Edgewood Management LLC

535 Madison Avenue 15th Floor

New York, New York 10022-4214

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street.,

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

EMC-AR-001-1100

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

	2016			2015
	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a) Audit Fees(1)	$49,000	N/A	N/A	$116,100	$0	$0
(b) Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c) Tax Fees	$25,000	$0	$110,000	$25,000	$0	$0
(d) All Other Fees	$0	$0	$0	$0	$0	$4,000

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

	2016			2015
	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a) Audit Fees(1)	$725,065	N/A	N/A	$723,360	N/A	N/A
(b) Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c) Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

	2016			2015
	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a) Audit Fees(1)	$160,000	N/A	N/A	$130,000	N/A	N/A
(b) Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c) Tax Fees	$82,450	N/A	N/A	$72,450	N/A	N/A
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

	2016			2015
	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a) Audit Fees(1)	$141,000	N/A	N/A	$110,000	N/A	N/A
(b) Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c) Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2016	2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2016	2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2016	2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2016	2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $135,000 and $29,000 for 2016 and 2015, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $62,500 and $55,300 for 2016 and 2015, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $82,450 and $72,450 for 2016 and 2015, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2016 and 2015, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 6, 2017

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller and Chief Financial Officer

Date: January 6, 2017

*	Print the name and title of each signing officer under his or her signature.